Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net Loss	$ (5,237)	$ (5,402)	$ (11,755)	$ (7,825)	$ (4,581)
Other Comprehensive loss
Reporting currency translation loss	(106)	(891)	(819)	(1,965)	370
Total other comprehensive loss	(106)	(891)	(819)	(1,965)	370
Total comprehensive loss	$ (5,343)	$ (6,293)	$ (12,574)	$ (9,790)	$ (4,211)